UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3037

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $62,464 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108      413     7500 SH       SOLE                     7500
AMERICAN COMMERCIAL LINES      COM NEW          025195207     2823   265358 SH       SOLE                   265358
ATLANTIC COAST FED CORP        COM              048425102     1658   214269 SH       SOLE                   214269
BANCTRUST FINANCIAL GP         COM              05978R107     1224    93257 SH       SOLE                    93257
BOEING CO                      COM              097023105      287     5000 SH       SOLE                     5000
CARRIZO OIL & CO INC           COM              144577103     2176    60000 SH       SOLE                    60000
DOMINION RES BLACK WARRIOR T   UNITS BEN INT    25746Q108      219    10100 SH       SOLE                    10100
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100      326    15000 SH       SOLE                    15000
FEDEX CORP                     COM              31428X106      474     6000 SH       SOLE                     6000
FIRST CLOVER LEAF FIN CORP     COM              31969M105      518    61042 SH       SOLE                    61042
HILLTOP HOLDINGS INC           COM              432748101     1413   136900 SH       SOLE                   136900
INFINITY PPTY & CAS CORP       COM              45665Q103     1704    41370 SH       SOLE                    41370
ISHARES TR                     MSCI EAFE IDX    464287465     2027    36000 SH       SOLE                    36000
ISHARES TR                     RUSSELL MIDCAP   464287499     1684    20500 SH       SOLE                    20500
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      130     2500 SH       SOLE                     2500
KKR FINANCIAL HLDGS LLC        COM              48248A306     1046   164390 SH       SOLE                   164390
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      379    15000 SH       SOLE                    15000
MFS GOVT MKTS INCOME TR        SH BEN INT       552939100       61    10000 SH       SOLE                    10000
NORFOLK SOUTHERN CORP          COM              655844108     3549    53600 SH       SOLE                    53600
ORION MARINE GROUP INC         COM              68628V308     1503   143324 SH       SOLE                   143324
OXFORD INDS INC                COM              691497309     2588   100208 SH       SOLE                   100208
PACIFIC SUNWEAR CALIF INC      COM              694873100     2187   325020 SH       SOLE                   325020
PETROHAWK ENERGY CORP          COM              716495106     3872   179000 SH       SOLE                   179000
POWER-ONE INC                  COM              739308104     1586  1093496 SH       SOLE                  1093496
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      367    20000 SH       SOLE                    20000
RMK ADVANTAGE INCOME FD INC    COM              74963L103      931   912865 SH       SOLE                   912865
SAIA INC                       COM              78709Y105     1498   112772 SH       SOLE                   112772
SPDR GOLD TRUST                GOLD SHS         78463V107     5823    65800 SH       SOLE                    65800
STURM RUGER & CO INC           COM              864159108     1025   147700 SH       SOLE                   147700
SUPERIOR BANCORP               COM NEW          86806M205     3222   381264 SH       SOLE                   381264
SYNOVUS FINL CORP              COM              87161C105      329    31800 SH       SOLE                    31800
TIDELANDS BANCSHARES INC       COM              886374107     1077   165372 SH       SOLE                   165372
TRIANGLE CAP CORP              COM              895848109     1824   152778 SH       SOLE                   152778
UNDER ARMOUR INC               CL A             904311107     2176    68500 SH       SOLE                    68500
VALERO ENERGY CORP NEW         COM              91913Y100     4878   161000 SH       SOLE                   161000
VIEWPOINT FINL GROUP           COM              926727108     1166    66639 SH       SOLE                    66639
VOLCOM INC                     COM              92864N101     3463   200432 SH       SOLE                   200432
WORLD FUEL SVCS CORP           COM              981475106      838    36400 SH       SOLE                    36400